Operating Leases - Additional Information (Detail) $ in Thousands			1 Months Ended		12 Months Ended
	Mar. 21, 2016	Mar. 25, 2014	Sep. 30, 2019 ft²	Oct. 31, 2018	Dec. 31, 2020 USD ($) Lease	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 31, 2020	May 31, 2020	Apr. 30, 2020	Jan. 31, 2020 ft²	Aug. 31, 2018
Operating Leased Assets [Line Items]
Operating lease income					$ 3,817	$ 2,526	$ 493
Right of use assets					9,695	4,078
Operating lease liability					$ 10,308	$ 4,171
Number of operating leases | Lease					6
Nam Tai Investment (Shenzhen) Co., Ltd. (“NTISZ”)
Operating Leased Assets [Line Items]
Lease expiration beginning year					2021
Lease expiration ending year					2023
Nam Tai Investment (Shenzhen) Co., Ltd. (“NTISZ”) | Buildings
Operating Leased Assets [Line Items]
Ending date of lease term	Oct. 31, 2017
Nam Tai Investment (Shenzhen) Co., Ltd. (“NTISZ”) | Namtai Shenzhen
Operating Leased Assets [Line Items]
Lease agreement date					Mar. 25, 2014
Nam Tai Investment (Shenzhen) Co., Ltd. (“NTISZ”) | Namtai Shenzhen | Buildings | Lease Original Term
Operating Leased Assets [Line Items]
Lease expiration term		3 years
Beginning date of lease term		May 01, 2014
Ending date of lease term		Apr. 30, 2017
Nam Tai Investment (Shenzhen) Co., Ltd. (“NTISZ”) | Namtai Shenzhen | Buildings | Lease Extended Term
Operating Leased Assets [Line Items]
Lease expiration term	6 months
Ending date of lease term	Oct. 31, 2017
Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex) | Buildings
Operating Leased Assets [Line Items]
Lease expiration term				12 years
Beginning date of lease term				Feb. 28, 2019
Operating lease rent free incentive period				10 months
Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex) | Factories
Operating Leased Assets [Line Items]
Lease expiration term				12 years
Beginning date of lease term				Feb. 28, 2019
Operating lease rent free incentive period				10 months
Nam Tai Tang Xi Technology Park | Buildings
Operating Leased Assets [Line Items]
Lease expiration term			9 years 7 months 6 days
Area of contract floor | ft²			7,586
Nam Tai Tang Xi Technology Park | Factories
Operating Leased Assets [Line Items]
Lease expiration beginning year					2021
Lease expiration ending year					2024
Percentage of occupancy rate of factory property leased out			78.00%
Nam Tai Tang Xi Technology Park | Shangai | Factories
Operating Leased Assets [Line Items]
Percentage of occupancy rate of factory property leased out					70.00%
Inno Consultant Company Limited (“ICCL”) | Hong Kong Office
Operating Leased Assets [Line Items]
Lease expiration term												3 years
Shanghai Nam Tai Business Incubator Co., Ltd. (“SHCY”) | Buildings
Operating Leased Assets [Line Items]
Lease expiration term											10 years
Area of contract floor | ft²											3,981
Dongguan Nam Tai Real Estate Development Co., Ltd. (“NTDG”) | Dongguan office
Operating Leased Assets [Line Items]
Lease expiration term										35 months
Dongguan Nam Tai Real Estate Development Co., Ltd. (“NTDG”) | Dongguan Canteen
Operating Leased Assets [Line Items]
Lease expiration term								24 months
Shenzhen Kaicheng Architecture and Decoration Co, Ltd. (“SZKC”) | Shenzhen office
Operating Leased Assets [Line Items]
Lease expiration term									14 months